Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Lease and rents	$ 277	$ 291
Inventory	28	31
Employee benefits	243	246
Allowance for doubtful accounts	243	187
Retirement benefits	130	40
Net operating loss and capital loss carryforwards	529	101
Deferred income	104	93
Insurance reserves	467	0
Investments	11	0
Other	242	18
Valuation allowance	(520)	(77)
Total deferred income tax assets	1,754	930
Deferred income tax liabilities:
Depreciation and amortization	(9,431)	(3,926)
Total deferred income tax liabilities	(9,431)	(3,926)
Net deferred income tax liabilities	$ (7,677)	$ (2,996)